COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum lease payments under such operating leases are as follows:
Year ending
December 31,

2018	$2,009
2019	612
2020	289
2021	13
$2,923